CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Statement Line Items [Line Items]
(LOSS)/PROFIT FOR THE PERIOD | ¥		¥ 2,741	¥ (2,944)
Other comprehensive loss that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations | ¥		(160)	(33)
TOTAL OTHER COMPREHENSIVE LOSS | ¥		(160)	(33)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE PERIOD, NET OF TAX | ¥		¥ 2,581	¥ (2,977)
USD [Member]
Statement Line Items [Line Items]
(LOSS)/PROFIT FOR THE PERIOD | $	$ 388
Other comprehensive loss that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations | $	(23)
TOTAL OTHER COMPREHENSIVE LOSS | $	(23)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE PERIOD, NET OF TAX | $	$ 365